Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Mar. 31, 2024
CURRENT ASSETS:
Cash	$ 10,131,392	$ 11,045,708
Accounts receivable, net	717,709	1,039,580
Other receivables, net	966,687	188,441
Other current assets	94,948	95,583
TOTAL CURRENT ASSETS	14,228,095	14,672,805
Loan to third parties, noncurrent	224,588	194,229
Property and equipment, net	411,736	485,660
Intangible assets, net		7,456
Long-term investments	137,804	138,498
Operating lease right-of-use assets	140,556	341,895
Long-term rent deposit	44,228	53,303
Deferred tax assets, net	261,251	262,577
TOTAL ASSETS	15,448,258	16,156,423
CURRENT LIABILITIES:
Deferred revenue	1,636,802	1,818,426
Operating lease liabilities, current	117,711	260,283
Taxes payable	1,013,350	969,595
Other payables	107,013	176,257
Accrued expenses and other liabilities	156,756	173,791
Accounts payable	154,256	210,348
TOTAL CURRENT LIABILITIES	3,664,166	3,924,212
Operating lease liabilities, noncurrent	14,539	72,975
TOTAL LIABILITIES	3,678,705	3,997,187
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital	5,139,116	5,124,236
Statutory reserve	867,530	867,530
Retained earnings	5,897,255	6,362,554
Accumulated other comprehensive loss	(1,236,374)	(1,248,648)
Total Wah Fu shareholders’ equity	10,711,633	11,149,778
Non-controlling interest	1,057,920	1,009,458
TOTAL SHAREHOLDERS’ EQUITY	11,769,553	12,159,236
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	15,448,258	16,156,423
Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	29,226	44,106
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	14,880
Third Parties
CURRENT ASSETS:
Loan to third parties, current	522,335	524,969
Related Parties
CURRENT ASSETS:
Loan to related parties	1,795,024	1,778,524
CURRENT LIABILITIES:
Due to related parties	$ 478,278	$ 315,512